Shareholders' Equity (Details 1) - Warrants [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Balance of warrants outstanding, Number of shares	9,903,401	9,903,401
Balance of warrants outstanding, Weighted average life	3 years 7 days	2 years 6 months 29 days
Balance of warrants outstanding, Expiration dates	As of June 30, 2019 and December 31, 2018, the Company's 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.	As of June 30, 2019 and December 31, 2018, the Company's 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.